ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

	As of December 31,
	2019	2020
	RMB	RMB

Accounts receivable	20,932	27,219
Less: Allowance for doubtful accounts	(2,993)	(6,247)
Accounts receivable, net	17,939	20,972

Allowance for doubtful accounts:

	As of December 31,
	2019	2020
	RMB	RMB

Balance at beginning of year	(3,535)	(2,993)
Addition	(3,220)	(7,857)
Written off	3,762	4,603
Balance at end of year	(2,993)	(6,247)